Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares		Value
Common Stocks– 97.9%
Air Freight & Logistics – 1.6%
DSV Panalpina A/S	35,361	$8,270,138
Airlines – 1.5%
Wizz Air Holdings PLC (144A)*	136,684	7,746,777
Automobiles – 1.9%
Daimler AG	129,047	9,929,405
Banks – 10.8%
BNP Paribas SA	131,317	9,084,542
Erste Group Bank AG	291,787	13,735,178
FinecoBank Banca Fineco SpA	516,312	9,072,181
KBC Group NV	136,916	11,761,531
Nordea Bank Abp	1,035,566	12,668,000
		56,321,432
Beverages – 2.7%
Diageo PLC	257,241	14,050,379
Biotechnology – 1.0%
BioNTech SE (ADR)*	21,718	5,298,279
Capital Markets – 5.3%
Deutsche Boerse AG	38,773	6,492,843
Swissquote Group Holding SA (REG)	38,577	8,491,260
UBS Group AG	699,000	12,600,264
		27,584,367
Chemicals – 2.3%
Symrise AG	79,549	11,799,728
Electric Utilities – 3.0%
EDP - Energias de Portugal SA	844,025	4,642,748
Terna Rete Elettrica Nazionale SpA	1,355,843	10,980,348
		15,623,096
Food Products – 7.7%
Chocoladefabriken Lindt & Spruengli AG (PC)	1,005	13,934,735
Danone SA	122,665	7,623,012
Nestle SA (REG)	131,303	18,370,023
		39,927,770
Health Care Equipment & Supplies – 4.2%
Carl Zeiss Meditec AG	24,564	5,169,058
Siemens Healthineers AG (144A)	101,723	7,622,016
Straumann Holding AG	4,162	8,850,361
		21,641,435
Hotels, Restaurants & Leisure – 0%
BNN Technology PLC*,¢	11,756,231	16
Life Sciences Tools & Services – 3.3%
Lonza Group AG	14,010	11,713,707
QIAGEN NV*	102,749	5,730,307
		17,444,014
Machinery – 8.7%
Alfa Laval AB	252,076	10,168,991
Atlas Copco AB	81,787	5,666,147
Daimler Truck Holding AG*	174,769	6,424,292
Epiroc AB - Class A	390,845	9,917,156
Rational AG	6,685	6,852,195
Wartsila Oyj Abp	461,878	6,498,881
		45,527,662
Metals & Mining – 2.6%
Anglo American PLC	336,032	13,715,406
Multi-Utilities – 1.3%
E.ON SE	498,581	6,919,959
Oil, Gas & Consumable Fuels – 2.5%
Lundin Petroleum AB	368,078	13,222,773
Paper & Forest Products – 2.6%
UPM-Kymmene Oyj	349,258	13,303,476
Personal Products – 2.9%
L'Oreal SA	31,331	14,871,373
Pharmaceuticals – 4.3%
AstraZeneca PLC	77,067	9,050,755
Roche Holding AG	32,261	13,426,441
		22,477,196
Professional Services – 4.5%
RELX PLC	484,031	15,734,135

Shares		Value
Common Stocks– (continued)
Professional Services– (continued)
Wolters Kluwer NV	66,281	$7,817,028
		23,551,163
Semiconductor & Semiconductor Equipment – 6.1%
ASM International NV	10,615	4,697,074
ASML Holding NV	19,784	15,916,297
BE Semiconductor Industries NV	26,017	2,221,913
Nordic Semiconductor ASA*	259,732	8,780,770
		31,616,054
Specialty Retail – 2.5%
JD Sports Fashion PLC	4,455,345	13,132,153
Textiles, Apparel & Luxury Goods – 11.2%
Hugo Boss AG	312,102	19,008,296
Kering SA	12,744	10,255,494
LVMH Moet Hennessy Louis Vuitton SE	17,240	14,268,046
Pandora A/S	118,463	14,789,737
		58,321,573
Trading Companies & Distributors – 1.7%
Ashtead Group PLC	109,186	8,780,036
Water Utilities – 1.7%
Severn Trent PLC	215,681	8,601,788
Total Common Stocks (cost $436,069,387)		509,677,448
Investment Companies– 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $2,579,863)	2,579,605	2,579,863
Total Investments (total cost $438,649,250) – 98.4%		512,257,311
Cash, Receivables and Other Assets, net of Liabilities – 1.6%		8,448,632
Net Assets – 100%		$520,705,943

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Germany	$91,246,378	17.8%
Switzerland	87,386,791	17.1
United Kingdom	83,064,668	16.2
France	56,102,467	11.0
Sweden	38,975,067	7.6
Finland	32,470,357	6.3
Netherlands	30,652,312	6.0
Denmark	23,059,875	4.5
Italy	20,052,529	3.9
Austria	13,735,178	2.7
Belgium	11,761,531	2.3
Norway	8,780,770	1.7
Hungary	7,746,777	1.5
Portugal	4,642,748	0.9
United States	2,579,863	0.5

Total	$512,257,311	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/21
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	$1,373	$-	$-	$2,579,863
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0%ºº	455∆	-	-	-
Total Affiliated Investments - 0.5%	$1,828	$-	$-	$2,579,863

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	2,579,657	68,612,393	(68,612,187)	2,579,863
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0%ºº	-	4,389,840	(4,389,840)	-

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2021

Value*
Purchased options contracts, call	$51,680
Written options contracts, put	300,987

* Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold. Futures contracts and centrally-cleared swaps are reported as the average ending monthly notional value. Options are reported as the average ending monthly market value.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2021 is $15,368,793, which represents 3.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2021 is $16, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Hotels, Restaurants & Leisure	$-	$-	$16
All Other	509,677,432	-	-
Investment Companies	-	2,579,863	-
Total Assets	$509,677,432	$2,579,863	$16

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70220 03-22